Thrivent Mid Cap Growth Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thrivent Mid Cap Growth Portfolio | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.50%	10.12%	17.12%	(28.52%)	11.80%